Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill Net [Line Items]
Total	$ 4,454
Bondly HK [Member]
Schedule of Goodwill Net [Line Items]
Total	$ 4,454